Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment And Other Income [Line Items]
Short-term investments	$ 10,138	$ 26,841
Fixed Rate Time Deposits
Investment And Other Income [Line Items]
Short-term investments	10,138	25,455
Available-for-sale security | Equity security
Investment And Other Income [Line Items]
Short-term investments		$ 1,386